Long-Term Debt, details 2 (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
January 1, 2020 to December 31, 2020	$ 4,340
January 1, 2021 to December 31, 2021	4,340
January 1, 2022 to December 31, 2022	4,340
January 1, 2023 to December 31, 2023	4,340
January 1, 2024 to July 30, 2024	15,121
Total	$ 32,481